File Nos. 033-09981 and 811-04892

As filed with the Securities and Exchange Commission on July 6, 2018

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]

Pre-Effective Amendment No.

Post-Effective Amendment No.	52 [X]
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]

Amendment No.	54 [X]

Templeton Growth Fund, Inc.
(Exact Name of Registrant as Specified in Charter)

300 S.E. 2nd Street, Fort Lauderdale, Florida 33301-1923
(Address of Principal Executive Offices) (Zip Code)

(954) 527-7500 (Registrant's Telephone Number, Including Area Code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906
(Name and Address of Agent for Service of Process)

It is proposed that this filing will become effective (check appropriate box)

[ ]	immediately upon filing pursuant to paragraph (b)

[ ]	on (date) pursuant to paragraph (b)

[X]	60 days after filing pursuant to paragraph (a)(i)

[ ]	on (date) pursuant to paragraph (a)(i)

[ ]	75 days after filing pursuant to paragraph (a)(ii)

[ ]	on (date) pursuant to paragraph (a)(ii) of rule 485

If appropriate check the following box:

[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Post-Effective Amendment (Amendment) to the Registrant’s registration statement on Form N-1A is being filed pursuant to 485(a) under the Securities Act of 1933 (1933 Act) and the Investment Company Act of 1940 to amend and supplement Post-Effective Amendment No. 46/48 to the Registrant's registration statement on Form N-1A (PEA 46/48) filed on December 27, 2017 (Accession No. 0001379491-17-008631).  The prospectus and SAI of the Fund, as filed in PEA 46/48, are incorporated into this Amendment by reference. This Amendment is being filed to register a new Class C shares. This Amendment does not otherwise delete, amend, or supersede any information contained in the Registration Statement.

SUPPLEMENT DATED [_______________], 2018

TO THE PROSPECTUS DATED January 1, 2018

OF

Templeton Growth Fund, Inc.

The prospectus is amended as follows:

I.  On August 1, 2018, Class C shares of Templeton Growth Fund (the “Fund”) were renamed Class C1 shares.  The Fund will begin offering new Class C shares on or about October 5, 2018 and, at that time, Class C1 shares will be recapitalized into the new Class C shares and Class C1 shares will no longer be offered for sale.

II.  The Fund’s classes on the cover of the prospectus are replaced with the following:

Class A	Class C	Class C1	Class R	Class R6	Advisor Class
TEPLX	Pending	TEGTX	TEGRX	FTGFX	TGADX

III.  The following charts replace the “Shareholder Fees” table, “Annual Fund Operating Expenses” table and “Example” table, respectively, in the “Fund Summary – Fees and Expenses of the Fund” section of the prospectus:

[TO BE UPDATED IN RULE 485(b) FILING:]

Shareholder Fees

Shareholder Fees (fees paid directly from your investment)

	Class A	Class C	Class C1	Class R	Class R6	Advisor Class
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	5.75%	None	None	None	None	None
Maximum Deferred Sales Charge (Load) (as percentage of the lower of original purchase price or sale proceeds)	None[2]	1.00%	1.00%	None	None	None

1. On August 1, 2018, all outstanding Class C shares were renamed Class C1 shares.  The Fund began offering new Class C shares on October 5, 2018. On October 5, 2018, all Class C1 shares were recapitalized into Class C shares, which have the same fees and expenses as Class C1 shares.

2. There is a 1% contingent deferred sales charge that applies to investments of $1 million or more (see "Investments of $1 Million or More" under "Choosing a Share Class") and purchases by certain retirement plans without an initial sales charge on shares sold within 18 months of purchase.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class C1	Class R	Class R6	Advisor Class
Management fees	0.68%	0.68%	0.68%	0.68%	0.68%	0.68%
Distribution and service (12b-1) fees	0.25%	1.00%	1.00%	0.50%	None	None
Other expenses[1]	0.12%	0.12%	0.12%	0.12%	0.04%	0.12%
Total annual Fund operating expenses[1]	1.05%	1.80%	1.80%	1.30%	0.72%	0.80%

1. Other expenses of the Fund have been restated to exclude non-recurring prior period expenses. If such expenses were included in the table above, the amounts stated would have been greater. Consequently, the total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights.

	1 Year	3 Years	5 Years	10 Years
Class A	$ 676	$ 890	$ 1,121	$ 1,784
Class C	$ 283	$ 566	$ 975	$ 2,116
Class C1	$ 283	$ 566	$ 975	$ 2,116
Class R	$ 132	$ 412	$ 713	$ 1,568
Class R6	$ 74	$ 230	$ 401	$ 894
Advisor Class	$ 82	$ 255	$ 444	$ 990
If you do not sell your shares:
Class C	$ 183	$ 566	$ 975	$ 2,116
Class C1	$ 183	$ 566	$ 975	$ 2,116

IV.  The following replaces the “Fund Summary – Performance” bar chart and “Average Annual Total Returns” table:

Class A Annual Total Returns

[BAR CHART TO BE INCLUDED IN RULE 485(b) FILING]

[TO BE UPDATED IN RULE 485(b) FILING:]

Best Quarter: [_____] [_____]%

Worst Quarter: [_____] [_____]%

As of September 30, 2018, the Fund’s year-to-date return was [_____]%.

Average Annual Total Returns
(figures reflect sales charges)

For the periods ended December 31, 2017

[TO BE UPDATED IN RULE 485(b) FILING:]

	1 Year	5 Years	10 Years
Templeton Growth Fund, Inc. - Class A
Return Before Taxes
Return After Taxes on Distributions
Return After Taxes on Distributions and Sale of Fund Shares
Templeton Growth Fund, Inc. - Class C
Templeton Growth Fund, Inc. - Class C1
Templeton Growth Fund, Inc. - Class R
Templeton Growth Fund, Inc. - Class R6
Templeton Growth Fund, Inc. - Advisor Class
MSCI All Country World Index (index reflects no deduction for fees, expenses or taxes)

1. Since inception May 1, 2013.

The performance of Class C shares is based upon the performance of Class C1 shares (formerly, Class C shares).  However, because the expenses for Class C and Class C1 shares are the same, the returns for Class C shares would have been the same as those for Class C1 shares.

V.  The following is added to the financial highlights charts in the “Financial Highlights” section of the prospectus:

[TO BE UPDATED IN RULE 485(b) FILING:]

Class A	Six Months Ended
February 28, 2018
(unaudited)
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period
Income from investment operations[a]:
Net investment income[b]
Net realized and unrealized gains (losses)
Total from investment operations
Less distributions from net investment income
Net asset value, end of period
Total return[c]
Ratios to average net assets[d]
Expenses
Net investment income
Supplemental data
Net assets, end of period (000’s)
Portfolio turnover rate

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the Fund’s semiannual report for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
dRatios are annualized for periods less than one year.

Class C1	Six Months Ended
February 28, 2018
(unaudited)
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period
Income from investment operations[a]:
Net investment income[b]
Net realized and unrealized gains (losses)
Total from investment operations
Less distributions from net investment income
Net asset value, end of period
Total return[c]
Ratios to average net assets[d]
Expenses
Net investment income
Supplemental data
Net assets, end of period (000’s)
Portfolio turnover rate

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the Fund’s semiannual report for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
dRatios are annualized for periods less than one year.

Class R	Six Months Ended
February 28, 2018
(unaudited)
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period
Income from investment operations[a]:
Net investment income[b]
Net realized and unrealized gains (losses)
Total from investment operations
Less distributions from net investment income
Net asset value, end of period
Total return[c]
Ratios to average net assets[d]
Expenses
Net investment income
Supplemental data
Net assets, end of period (000’s)
Portfolio turnover rate

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the Fund’s semiannual report for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
dRatios are annualized for periods less than one year.

Class R6	Six Months Ended
February 28, 2018
(unaudited)
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period
Income from investment operations[a]:
Net investment income[b]
Net realized and unrealized gains (losses)
Total from investment operations
Less distributions from net investment income
Net asset value, end of period
Total return[c]
Ratios to average net assets[d]
Expenses
Net investment income
Supplemental data
Net assets, end of period (000’s)
Portfolio turnover rate

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the Fund’s semiannual report for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
dRatios are annualized for periods less than one year.

Advisor Class	Six Months Ended
February 28, 2018
(unaudited)
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period
Income from investment operations[a]:
Net investment income[b]
Net realized and unrealized gains (losses)
Total from investment operations
Less distributions from net investment income
Net asset value, end of period
Total return[c]
Ratios to average net assets[d]
Expenses
Net investment income
Supplemental data
Net assets, end of period (000’s)
Portfolio turnover rate

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the Fund’s semiannual report for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cTotal return is not annualized for periods less than one year.
dRatios are annualized for periods less than one year.

VI.  The first table of the “Your Account – Choosing a Share Class” section is replaced with the following:

Class A	Class C1	Class R	Class R6	Advisor Class
Initial sales charge of 5.75% or less	No initial sales charge	No initial sales charge	See "Qualified Investors - Class R6" below	See "Qualified Investors - Advisor Class" below
Deferred sales charge of 1% on purchases of $1 million or more sold within 18 months	Deferred sales charge of 1% on shares you sell within 12 months	Deferred sales charge is not applicable
Lower annual expenses than Class C or R due to lower distribution fees	Higher annual expenses than Class A due to higher distribution fees. Automatic conversion to Class A shares after approximately ten years, reducing future annual expenses.	Higher annual expenses than Class A due to higher distribution fees (lower than Class C). No conversion to Class A shares, so annual expenses do not decrease.

1. The Fund began offering new Class C shares on October 5, 2018. Prior to August 1, 2018 Class C1 shares, which are no longer offered to new investments, were known as Class C shares.  On or about the close of business on October 5, 2018, Class C1 shares of the Fund were converted into the new Class C shares of the Fund pursuant to a Plan of Recapitalization (the “Recapitalization”). The new Class C shares into which the Class C1 shares were recapitalized have the same rights, preferences and fee structure as the Class C1 shares, except that the new Class C shares have a conversion feature, as described below. Upon the close of the Recapitalization, Class C1 shares of the Fund ceased to be offered and available for purchase.  All orders for Class C1 shares received after that date will be processed as orders for the new Class C shares of the Fund. As of the closing of the Recapitalization, all previous holders of Class C1 shares will hold a number of Class C shares with the same aggregate net asset value as the Class C1 shares held immediately before the Recapitalization.

VII. The following is added after the “Your Account – Choosing a Shares Class – Sales Charges - Class C –  Distribution and Service (12b‑1) Fees” section:

Automatic Conversion of Class C Shares to Class A Shares After 10-Year Holding Period

On October 5, 2018, a conversion feature for Class C shares will become effective (the “Conversion Feature”).  The Conversion Feature provides that Class C shares that have been held for 10 years or more will automatically convert into Class A shares and will be subject to Class A shares’ lower Rule 12b-1 fees.  Later in the month of October 2018, the first conversion will be effected and Class C shares of the Fund that have been outstanding for 10 years or more will automatically convert to Class A shares of the Fund on the basis of the relative net asset values of the two classes.  If you previously owned Class C1 shares of the Fund, the time you held such shares will count towards the 10-year period for automatic conversion to Class A shares. Thereafter, Class C shares of the Fund will convert automatically to Class A shares of the Fund on a monthly basis in the month of, or the month following, the 10-year anniversary of the Class C (or Class C1) shares’ purchase date. Class C (or Class C1) shares of the Fund acquired through automatic reinvestment of dividends or distributions will convert to Class A shares of the Fund on the conversion date pro rata with the converting Class C shares of the Fund that were not acquired through reinvestment of dividends or distributions.

Shareholders will not pay a sales charge, including a CDSC, upon the conversion of their Class C shares to Class A shares pursuant to this Conversion Feature. The automatic conversion of the Fund’s Class C shares into Class A shares after the 10-year holding period is not expected to be a taxable event for federal income tax purposes. Shareholders should consult with their tax advisor regarding the state and local tax consequences of such conversions.

Class C shares held through a financial intermediary in an omnibus account will be converted into Class A shares only if the intermediary can document that the shareholder has met the required holding period. In certain circumstances, when shares are invested through retirement plans, omnibus accounts, and in certain other instances, the Fund and its agents may not have transparency into how long a shareholder has held Class C (or Class C1) shares for purposes of determining whether such Class C shares are eligible for automatic conversion into Class A shares and the financial intermediary may not have the ability to track purchases to credit individual shareholders’ holding periods.  This primarily occurs when shares are invested through certain record keepers for group retirement plans, where the intermediary cannot track share aging at the participant level.  In these circumstances, the Fund will not be able to automatically convert Class C shares into Class A shares as described above. In order to determine eligibility for conversion in these circumstances, it is the responsibility of the shareholder or their financial intermediary to notify the Fund that the shareholder is eligible for the conversion of Class C shares to Class A shares, and the shareholder or their financial intermediary may be required to maintain and provide the Fund with records that substantiate the holding period of Class C (and, if applicable, Class C1) shares. It is the financial intermediary’s (and not the Fund’s) responsibility to keep records and to ensure that the shareholder is credited with the proper holding period. Please consult with your financial intermediary about your shares’ eligibility for this conversion feature.

Also effective October 5, 2018, new accounts or plans may not be eligible to purchase Class C shares of the Fund if it is determined that the intermediary cannot track shareholder holding periods to determine whether a shareholder’s Class C shares are eligible for conversion to Class A shares.  Accounts or plans (and their successor, related and affiliated plans) that have Class C1 shares of the Fund available to participants on or before October 5, 2018, may continue to open accounts for new participants in the Class C share class and purchase additional shares in existing participant accounts.  The Fund has no responsibility for overseeing, monitoring or implementing a financial intermediary’s process for determining whether a shareholder meets the required holding period for conversion.

A financial intermediary may sponsor and/or control accounts, programs or platforms that impose a different conversion schedule or different eligibility requirements for the conversion of Class C shares into Class A shares. In these cases, Class C shareholders may convert to Class A shares under the policies of the financial intermediary and the conversion may be structured as an exchange of Class C shares for Class A shares of the Fund. Financial intermediaries will be responsible for making such exchanges in those circumstances. Please consult with your financial intermediary if you have any questions regarding your shares’ conversion from Class C shares to Class A shares.

VIII. The following is added to the “Your Account – Exchanging Shares – Exchange Privilege” section:

If you exchange your Class C shares for the same class of shares of another Franklin Templeton fund, the time your shares are held in the initial Fund will count towards the 10-year period for automatic conversion to Class A shares.

IX. The following is added to footnote 4 to the table under the “Your Account – Account Policies – Dealer Compensation – Class A, C/C1 & R” section:

After approximately 10 years, Class C shares convert to Class A shares and dealers may then be eligible to receive the 12b-1 fee applicable to Class A.

Please keep this supplement with your prospectus for future reference.

SUPPLEMENT DATED [___________], 2018

TO THE STATEMENT OF ADDITIONAL INFORMATION

DATED January 1, 2018, AS AMENDED

OF

Templeton Growth Fund, Inc.

The Statement of Additional Information (“SAI”) is amended as follows:

I.  On August 1, 2018, Class C shares of Templeton Growth Fund (the “Fund”) were renamed Class C1 shares.  The Fund will begin offering new Class C shares on or about October 5, 2018 and Class C1 shares will no longer be offered for new investments.

II.  The Fund’s classes on the cover of the SAI are replaced with the following:

Class A	Class C	Class C1	Class R	Class R6	Advisor Class
TEPLX	Pending	TEGTX	TEGRX	FTGFX	TGADX

III. The second paragraph on the cover of the SAI is revised as follows:

The audited financial statements and Report of Independent Registered Public Accounting Firm in the Fund’s Annual Report to shareholders, for the fiscal year ended August 31, 2017, are incorporated by reference (are legally a part of this SAI). The unaudited financial statements in the Fund's Semiannual Report to shareholders, for the period ended February 28, 2018, are also incorporated by reference (are legally a part of this SAI).

IV. The following replaces the second paragraph under “Organization, Voting Rights and Principal Holders:”

The Fund currently offers five classes of shares, Class A, Class C, Class R, Class R6 and Advisor Class. On August 1, 2018, all outstanding Class C shares were renamed Class C1 shares.  The Fund began offering new Class C shares on October 5, 2018. On October 5, 2018, all Class C1 shares were recapitalized into Class C shares, which have the same fees and expenses as Class C1 shares.  The Fund may offer additional classes of shares in the future. The full title of each class is:

  Templeton Growth Fund, Inc. - Class A
  Templeton Growth Fund, Inc. - Class C
  Templeton Growth Fund, Inc. - Class R
  Templeton Growth Fund, Inc. - Class R6
  Templeton Growth Fund, Inc. - Advisor Class

V.  The following table replaces the principal owners table under the “Organization, Voting Rights and Principal Holders” section:

1

As of [September 6, 2018], the principal shareholders of the Fund, beneficial or of record, were:

[TO BE UPDATED IN RULE 485(b) FILING:]

Name and Address	Share Class	Percentage (%)

VI.        The last paragraph under the “Organization, Voting Rights and Principal Holders” section on is replaced with the following:

[TO BE CONFIRMED IN RULE 485(b) FILING:]

As of [September 6, 2018], the officers and board members, as a group, owned of record and beneficially less than 1% of the outstanding shares of each class of the Fund.  The board members may own shares in other funds in Franklin Templeton Investments.

Please keep this supplement with your statement of additional information for future reference.

2

TEMPLETON GROWTH FUND, INC.

File Nos. 033-09981 and 811-04892

PART C

Other Information

Item 28. Exhibits

The following exhibits are incorporated by reference to the previously filed documents indicated below, except as noted:

(a)	Articles of Incorporation

	(i)	Amended and Restated Articles of Incorporation dated January 26, 1989 Filing: Post-Effective Amendment No. 12 to Registration Statement on Form N-1A File No. 811-04892 Filing Date: December 29, 1995

	(ii)	Articles of Amendment dated December 14, 1992 Filing: Post-Effective Amendment No. 33 to Registration Statement on Form N-1A File No. 811-04892 Filing Date: December 27, 2012

	(iii)	Articles of Amendment dated April 17, 1995 Filing: Post-Effective Amendment No. 11 to Registration Statement on Form N-1A File No. 811-04892 Filing Date: April 28, 1995

	(iv)	Articles Supplementary dated April 13, 1995 Filing: Post-Effective Amendment No. 11 to Registration Statement on Form N-1A File No. 811-04892 Filing Date: April 28, 1995

	(v)	Articles Supplementary dated December 6, 1995 Filing: Post-Effective Amendment No. 33 to Registration Statement on Form N-1A File No. 811-04892 Filing Date: December 27, 2012

	(vi)	Articles Supplementary dated December 27, 1996 Filing: Post-Effective Amendment No. 14 to Registration Statement on Form N-1A File No. 811-04892 Filing Date: December 31, 1996

	(vii)	Articles Supplementary dated April 10, 1997 Filing: Post-Effective Amendment No. 17 to Registration Statement on Form N-1A File No. 811-04892 Filing Date: October 30, 1998

	(viii)	Articles of Amendment dated December 23, 1998 Filing: Post-Effective Amendment No. 18 to Registration Statement on Form N-1A File No. 811-04892 Filing Date: December 30, 1998

	(ix)	Articles Supplementary dated December 23, 1998 Filing: Post-Effective Amendment No. 18 to Registration Statement on Form N-1A File No. 811-04892 Filing Date: December 30, 1998

(x)

Certificate of Correction to Articles of Amendment and Restatement dated September 28, 1999

Filing: Post-Effective Amendment No. 33 to Registration Statement on Form N-1A

File No. 811-04892

Filing Date: December 27, 2012

	(xi)	Articles of Amendment dated September 15, 2000 Filing: Post-Effective Amendment No. 25 to Registration Statement on Form N-1A File No. 811-04892 Filing Date: December 30, 2005

	(xii)	Articles Supplementary dated December 27, 2001 Filing: Post-Effective Amendment No. 22 to Registration Statement on Form N-1A File No. 811-04892 Filing Date: December 27, 2002

	(xiii)	Articles Supplementary dated October 20, 2005 Filing: Post-Effective Amendment No. 25 to Registration Statement on Form N-1A File No. 811-04892 Filing Date: December 30, 2005

	(xiv)	Articles Supplementary dated February 28, 2006 Filing: Post-Effective Amendment No. 27 to Registration Statement on Form N-1A File No. 811-04892 Filing Date: December 28, 2007

(xv)

Certificate of Correction to Articles of Amendment and Restatement dated March 20, 2007

Filing: Post-Effective Amendment No. 33 to Registration Statement on Form N-1A

File No. 811-04892

Filing Date: December 27, 2012

(xvi)

Certificate of Correction to Articles of Amendment and Restatement dated July 18, 2007

Filing: Post-Effective Amendment No. 27 to Registration Statement on Form N-1A

File No. 811-04892

Filing Date: December 28, 2007

	(xvii)	Articles of Amendment dated February 27, 2009 Filing: Post-Effective Amendment No. 33 to Registration Statement on Form N-1A File No. 811-04892 Filing Date: December 27, 2012

(xviii)

Articles Supplementary to Articles of Incorporation dated February 28, 2013

Filing: Post-Effective Amendment No. 35 to Registration Statement on Form N-1A

File No. 811-04892

Filing Date: April 29, 2013

(b)	By-laws

(i)

Amended and Restated By-Laws of Templeton Growth Fund, Inc. dated March 1, 2005, as amended July 12, 2017, October 24, 2017 and February 1, 2018

Filing: Post-Effective Amendment No. 50 to Registration Statement on Form N-1A

File No. 811-04892

Filing Date: March 16, 2018

(c)	Instruments Defining Rights of Security Holders

Not Applicable

(d)	Investment Advisory Contracts

(i)

Amended and Restated Investment Management Agreement between the Registrant and Templeton Global Advisors Limited dated July 1, 2014

Filing: Post-Effective Amendment No. 43 to Registration Statement on Form N-1A

File No. 811-04892

Filing Date: December 23, 2016

(e)	Underwriting Contracts

(i)

Distribution Agreement between the Registrant and Franklin/Templeton Distributors, Inc. dated January 1, 2011

Filing: Post-Effective Amendment No. 31 to Registration Statement on Form N-1A

File No. 811-04892

Filing Date: December 28, 2011

(ii)

Non-Exclusive Underwriting Agreement between the Registrant and Templeton Global Strategic Services (Deutschland) GmbH dated October 31, 1995[2]

Filing: Post-Effective Amendment No. 12 to Registration Statement on Form N-1A

File No. 811-04892

Filing Date: December 29, 1995

(iii)

Forms of Selling Agreements between Registrant, Franklin/Templeton Distributors, Inc. and Securities Dealers dated May 1, 2010

Filing: Post-Effective Amendment No. 30 to Registration Statement on Form N-1A

File No. 811-04892

Filing Date: October 28, 2010

	(iv)	Form of Non-Exclusive Underwriting Filing: Post-Effective Amendment No. 18 to Registration Statement on Form N-1A File No. 811-04892 Filing Date: December 30, 1998

(v)

Amendment dated October 18, 1997 to the Non-Exclusive Underwriting Agreement between the Registrant and Templeton Global Strategic Services (Deutschland) GmbH dated October 31, 1995

Filing: Post-Effective Amendment No. 18 to Registration Statement on Form N-1A

File No. 811-04892

Filing Date: December 30, 1998

(f)	Bonus or Profit Sharing Contracts

Not applicable

(g)	Custodian Agreements

(i)

Custody Agreement between Registrant and JPMorgan Chase Bank dated December 31, 1986

Filing: Post-Effective Amendment No. 12 to Registration Statement on Form N-1A

File No. 811-04892

Filing Date: December 29, 1995

	(ii))(ii)	Amendment dated March 3, 1998 to the Custody Agreement Filing: Post-Effective Amendment No. 17 to Registration Statement on Form N-1A File No. 811-04892 Filing Date: October 30, 1998

	(iii)(iii)	Amendment No. 2 dated July 23, 1998 to the Custody Agreement Filing: Post-Effective Amendment No. 17 to Registration Statement on Form N-1A File No. 811-04892 Filing Date: October 30, 1998

	(iv)	Amendment No. 3 dated May 1, 2001 to the Custody Agreement Filing: Post-Effective Amendment No. 22 to Registration Statement on Form N-1A File No. 811-04892 Filing Date: December 27, 2002

(h)	Other Material Contracts

(i)

Subcontract for Fund Administrative Services between Templeton Global Advisors Limited and Franklin Templeton Services, LLC dated July 1, 2014

Filing: Post-Effective Amendment No. 43 to Registration Statement on Form N-1A

File No. 811-04892

Filing Date: December 23, 2016

(ii)

Sub Transfer Agent Agreement dated June 22, 1994 between the Registrant, Franklin Templeton Investor Services, LLC and The Shareholder Services Group, Inc.

Filing: Post-Effective Amendment No. 23 to Registration Statement on Form N-1A

File No. 811-04892

Filing Date: December 30, 2003

	(iii)	Amendment to Sub Transfer Agent Agreement dated January 1, 1999 Filing: Post-Effective Amendment No. 23 to Registration Statement on Form N-1A File No. 811-04892 Filing Date: December 30, 2003

	(iv))(iv)	Assignment of Sub Transfer Agent Agreement dated June 13, 2003 Filing: Post-Effective Amendment No. 23 to Registration Statement on Form N-1A File No. 811-04892 Filing Date: December 30, 2003

(v)

Sub Accounting Services Agreement dated May 1, 1991 between the Registrant, Franklin Templeton Investor Services, LLC, Financial Data Services, Inc., and Merrill Lynch, Pierce, Fenner & Smith, Inc.

Filing: Post-Effective Amendment No. 12 to Registration Statement on Form N-1A

File No. 811-04892

Filing Date: December 29, 1995

(vi)

Amended and Restated Transfer Agent and Shareholder Services Agreement between the Registrant and Franklin Templeton Investor Services, LLC dated November 1, 2017

Filing: Post-Effective Amendment No. 46 to Registration Statement on Form N-1A

File No. 811-04892

Filing Date: December 27, 2017

(i)	Legal Opinion

	(i)	Opinion and consent of counsel dated December 20, 2002 Filing: Post-Effective Amendment No. 22 to Registration Statement on Form N-1A File No. 811-04892 Filing Date: December 27, 2002

(j)	Other Opinions

Not applicable

(k)	Omitted Financial Statements

Not applicable

(l)	Initial Capital Agreements

	(i)	Letter of Understanding dated April 28, 1995 Filing: Post-Effective Amendment No. 11 to Registration Statement on Form N-1A File No. 811-04892 Filing Date: April 28, 1995

(m)	Rule 12b-1 Plan

	(i)	Amended and Restated Distribution Plan Class A dated February 24, 2009 Filing: Post-Effective Amendment No. 29 to Registration Statement on Form N-1A File No. 811-04892 Filing Date: December 28, 2009

	(ii)	Amended and Restated Distribution Plan – Class C dated July 15, 2009 Filing: Post-Effective Amendment No. 29 to Registration Statement on Form N-1A File No. 811-04892 Filing Date: December 28, 2009

	(iii)	Amended and Restated Distribution Plan - Class R dated July 15, 2009 Filing: Post-Effective Amendment No. 29 to Registration Statement on Form N-1A File No. 811-04892 Filing Date: December 28, 2009

(n)	Rule 18f-3 Plan

	(i)	Form of Amended and Restated Multi-Class Plan

(p)	Code of Ethics

	(i)	Code of Ethics dated May 1, 2013 Filing: Post-Effective Amendment No. 35 to Registration Statement on Form N-1A File No. 811-04892 Filing Date: April 29, 2013

(q)	Power of Attorney

	(i)	Power of Attorney dated December 7, 2017 Filing: Post-Effective Amendment No. 46 to Registration Statement on Form N-1A File No. 811-04892 Filing Date: December 27, 2017

Item 29.  Persons Controlled by or Under Common Control with the Fund

None

Item 30.  Indemnification

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to Directors, officers and controlling persons of the Registrant pursuant to the By-Laws or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such directors, officers or controlling persons in connection with securities being registered, the Registrant may be required, unless in the opinion of its counsel the matter has been settled by controlling precedent, to submit to a court or appropriate jurisdiction the question whether such indemnification is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31.  Business and Other Connections of the Investment Adviser

The officers and directors of Templeton Global Advisors Limited (TGAL), the Registrant's investment manager also serve as officers and/or directors/trustees for (1) TGAL's corporate parent, Franklin Resources, Inc., and/or (2) other investment companies in Franklin Templeton Investments.

For additional information please see Part B and Schedules A and D of Form ADV of TGAL (SEC File 801-42343), incorporated herein by reference, which sets forth the officers and directors of TGAL and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

Item 32.  Principal Underwriters

(a)(1) Franklin/Templeton Distributors, Inc., (Distributors), also acts as principal underwriter of shares of:

Franklin Alternative Strategies Funds
Franklin California Tax-Free Income Fund
Franklin California Tax-Free Trust
Franklin Custodian Funds
Franklin ETF Trust
Franklin Federal Tax-Free Income Fund
Franklin Fund Allocator Series
Franklin Gold and Precious Metals Fund
Franklin High Income Trust
Franklin Investors Securities Trust
Franklin Managed Trust
Franklin Municipal Securities Trust
Franklin Mutual Series Funds
Franklin New York Tax-Free Income Fund
Franklin New York Tax-Free Trust
Franklin Real Estate Securities Trust
Franklin Strategic Mortgage Portfolio
Franklin Strategic Series
Franklin Tax-Free Trust Franklin Templeton ETF Trust
Franklin Templeton Global Trust
Franklin Templeton International Trust
Franklin Templeton Money Fund Trust
Franklin Templeton Variable Insurance Products Trust
Franklin U.S. Government Money Fund
Franklin Value Investors Trust
Institutional Fiduciary Trust
Templeton China World Fund
Templeton Developing Markets Trust
Templeton Funds
Templeton Global Investment Trust
Templeton Global Opportunities Trust
Templeton Global Smaller Companies Fund
Templeton Income Trust
Templeton Institutional Funds

(b) (1) The information required with respect to each director and officer of Distributors is incorporated by reference to Part B of this Form N-1A and Schedule A of Form BD filed by Distributors with the Securities and Exchange Commission pursuant to the Securities Act of 1934 (SEC File No. 008-05889).

(c) (1) The directors and officers of Franklin Templeton Investment Services GmbH are as follows:

Name	Positions and Offices with Underwriter	Positions and Offices with Registrant

Basil K. Fox, Jr.	Advisory Board	None
Gregory E. McGowan	Advisory Board	None
Jed A. Plafker	Advisory Board	None
Stefan Bauer	Managing Director	None
Reinhard Berben	Managing Director	None

(c) (2) Not Applicable. Registrant’s principal underwriter is an affiliated person of an affiliated person of the Registrants.

(c) (3) Not Applicable. Registrant’s principal underwriter is an affiliated person of an affiliated person of the Registrants.

Item 33.  Location of Accounts and Records

Certain accounts, books and other documents required to be maintained by the Registrant pursuant to Section 31 (a) of the Investment Company Act and the rules thereunder are located at 300 S.E. 2nd Street, Fort Lauderdale, Florida 33301-1923. Other records are maintained at the offices of Franklin Templeton Investor Services, LLC, 100 Fountain Parkway, St. Petersburg, Florida 33716-1205 and 3344 Quality Drive, Rancho Cordova, CA 95670-7313.

Item 34.  Management Services

There is no management-related service contracts not discussed in Part A or Part B.

Item 35.  Undertakings

Not applicable

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant certifies that has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Fort Lauderdale and the State of Florida, on the 5th day of July, 2018.

TEMPLETON GROWTH FUND, INC.

(Registrant)

By: /s/LORI A. WEBER_____________

Lori A. Weber

Vice President and Secretary

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date
NORMAN J. BOERSMA*
Norman J. Boersma	President and
	Chief Executive Officer – Investment Management	July 5, 2018

MATTHEW T. HINKLE*
Matthew T. Hinkle	Chief Executive Officer – Finance and Administration	July 5, 2018

ROBERT G. KUBILIS*
Robert G. Kubilis	Chief Financial Officer and Chief Accounting Officer	July 5, 2018

HARRIS J. ASHTON*
Harris J. Ashton	Director	July 5, 2018

ANN TORRE BATES*
Ann Torre Bates	Director	July 5, 2018

MARY C. CHOKSI*
Mary C. Choksi	Director	July 5, 2018

EDITH E. HOLIDAY*
Edith E. Holiday	Director	July 5, 2018

GREGORY E. JOHNSON*
Gregory E. Johnson	Director	July 5, 2018

RUPERT H. JOHNSON, JR.*
Rupert H. Johnson, Jr.	Director	July 5, 2018

J. MICHAEL LUTTIG*
J. Michael Luttig	Director	July 5, 2018

DAVID W. NIEMIEC*
David W. Niemiec	Director	July 5, 2018

LARRY D. THOMPSON*
Larry D. Thompson	Director	July 5, 2018

CONSTANTINE D. TSERETOPOULOS*
Constantine D. Tseretopoulos	Director	July 5, 2018

ROBERT E. WADE*
Robert E. Wade	Director	July 5, 2018

*By /s/LORI A. WEBER_____________

Lori A. Weber

Attorney-in-Fact

(Pursuant to Power of Attorney previously filed)

TEMPLETON GROWTH FUND, INC.

REGISTRATION STATEMENT

EXHIBITS INDEX

The following exhibits are attached:

Exhibit No.	Description

None